Risk management - Schedule of Financial Instruments Outstanding (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) bbl Mcf
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value | $	$ 0.2
March 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,370
Financial instruments, remaining term, description	March 2021
Financial instruments, benchmark pricing per unit	3.17
Jan – Mar 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	23,700
Financial instruments, remaining term, description	Jan –Mar 2021
Financial instruments, benchmark pricing per unit	2.94
Financial Assets, at fair value | $	$ 0.8
April 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	26,100
Financial instruments, remaining term, description	April 2021
Financial instruments, benchmark pricing per unit	2.83
May 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	21,300
Financial instruments, remaining term, description	May 2021
Financial instruments, benchmark pricing per unit	2.68
June 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	21,300
Financial instruments, remaining term, description	June 2021
Financial instruments, benchmark pricing per unit	2.67
July 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,700
Financial instruments, remaining term, description	July 2021
Financial instruments, benchmark pricing per unit	2.28
August 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,700
Financial instruments, remaining term, description	August 2021
Financial instruments, benchmark pricing per unit	2.28
September 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,700
Financial instruments, remaining term, description	September 2021
Financial instruments, benchmark pricing per unit	2.28
October 2021 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	4,700
Financial instruments, remaining term, description	October 2021
Financial instruments, benchmark pricing per unit	2.28
Oil [member] | January 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	400
Financial instruments, remaining term, description	January 2021
Financial instruments, benchmark pricing per unit | bbl	63.09
Oil [member] | February 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	3,750
Financial instruments, remaining term, description	February 2021
Financial instruments, benchmark pricing per unit | bbl	67.00
Oil [member] | March 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	6,050
Financial instruments, remaining term, description	March 2021
Financial instruments, benchmark pricing per unit | bbl	69.70
Oil [member] | April 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	4,750
Financial instruments, remaining term, description	April 2021
Financial instruments, benchmark pricing per unit | bbl	77.74
Oil [member] | May 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	1,125
Financial instruments, remaining term, description	May 2021
Financial instruments, benchmark pricing per unit | bbl	81.50
Oil [member] | W T I swaps [member] | January 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	5,750
Financial instruments, remaining term, description	January 2021
Financial instruments, benchmark pricing per unit | bbl	59.62
Financial Assets, at fair value | $	$ (0.5)
Oil [member] | W T I swaps [member] | February 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	2,500
Financial instruments, remaining term, description	February 2021
Financial instruments, benchmark pricing per unit | bbl	60.34
Financial Assets, at fair value | $	$ (0.1)
Oil [member] | W T I swaps [member] | March 2021
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	750
Financial instruments, remaining term, description	March 2021
Financial instruments, benchmark pricing per unit | bbl	61.58
Financial Assets, at fair value | $	$ 0.0